Quarterly Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Quarterly Financial Data
QUARTERLY FINANCIAL DATA (UNAUDITED)
Summarized information on the unaudited consolidated net income of Rose Rock Midstream, L.P. for the quarters during the year ended December 31, 2014, is shown below (in thousands), includes all normal recurring adjustments that management considers necessary for fair presentation and has been revised due to the WOT acquisition as described in Note 1:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Total revenues	$292,514	$292,156	$376,856	$336,571	$1,298,097
Total expenses	284,981	286,650	368,615	331,045	1,271,291
Earnings from equity method investment	11,080	12,291	16,289	17,718	57,378
Operating income	18,613	17,797	24,530	23,244	84,184
Other expenses, net	2,387	2,709	8,010	8,153	21,259
Net income	16,226	15,088	16,520	15,091	62,925
Less: net income attributable to noncontrolling interests	3,676	4,082	—	—	7,758
Net income attributable to Rose Rock Midstream, L.P.	$12,550	$11,006	$16,520	$15,091	$55,167
Earnings (loss) per limited partner unit
Common unit (basic)	$0.45	$0.41	$0.50	$0.34	$1.69
Common unit (diluted)	$0.45	$0.41	$0.50	$0.34	$1.69
Subordinated unit (basic and diluted)	$0.45	$0.37	$0.50	$0.34	$1.66
Class A unit (basic and diluted)*	$(0.05)	$(0.25)	$(0.07)	$0.34	$0.06
* Class A units converted to common units on January 1, 2015 and were eligible for distributions of fourth quarter 2014 earnings.
Summarized information on the consolidated net income of Rose Rock Midstream, L.P. for the quarters during the year ended December 31, 2013, is shown below (in thousands) and includes all normal recurring adjustments that management considers necessary for fair presentation:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Total revenues	$171,232	$161,422	$181,831	$252,717	$767,202
Total expenses	160,937	153,257	174,140	250,757	739,091
Earnings from equity method investments	3,453	3,451	3,527	7,140	17,571
Operating income	13,748	11,616	11,218	9,100	45,682
Other expenses, net	1,754	2,482	1,873	2,058	8,167
Net income	11,994	9,134	9,345	7,042	37,515
Less: net income attributable to noncontrolling interests	—	—	—	1,256	1,256
Net income attributable to Rose Rock Midstream, L.P.	$11,994	$9,134	$9,345	$5,786	$36,259
Earnings (loss) per limited partner unit
Common unit (basic)	$0.59	$0.44	$0.45	$0.26	$1.66
Common unit (diluted)	$0.59	$0.44	$0.45	$0.26	$1.66
Subordinated unit (basic and diluted)	$0.57	$0.44	$0.37	$0.24	$1.59
Class A unit (basic and diluted)	$0.16	$—	$(0.08)	$(0.38)	$(0.39)